Income taxes (Tables) - HMH Holding BV And Subsidiaries [Member]	12 Months Ended
Dec. 31, 2025
Income taxes [Line Items]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense, all of which are foreign, consisted of the following for the years ended December 31, 2025 and 2024:

	2025	2024

Current:
Domestic	$—	$—
Foreign	(24,077)	(17,500)

Total current tax expense	$(24,077)	$(17,500)

Deferred:
Domestic	$—	$—
Foreign	(2,390)	(7,033)

Total deferred tax expense	$(2,390)	$(7,033)

Income tax expense	$(26,467)	$(24,533)

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
The domestic and foreign components of income before income taxes were as follows for the years ended December 31, 2025 and 2024:

	2025	2024
Domestic	$(43,991)	$(37,697)
Foreign	116,581	114,186

Income before income taxes	$72,590	$76,489

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reconciles the reported income tax expense to the expected income tax expense according to the corporate income tax rate in the Netherlands, the jurisdiction of tax domicile of the Company, for the years ended December 31, 2025 and 2024:

	2025	2024
Income before income taxes	$72,590	$76,489
Statutory income tax rate (25.8%)	(18,728)	(19,734)

Tax effects of:
Difference between local income tax rate and Dutch income tax rate	2,506	2,783
Nondeductible expenses	(8,588)	(6,812)
Unrecognized tax benefits	(352)	(1,560)
Income taxed to U.S. shareholders(1)	6,640	7,612
Shareholder tax benefit	(227)	(1,660)
Change in valuation allowance	(2,670)	(2,502)
Change in tax rate	(356)	—
Withholding taxes	(4,289)	(2,356)
Other	(403)	(304)

Income tax expense	$(26,467)	$(24,533)

(1)	HMH Holding B.V. (together with its subsidiaries located in the United States and Senegal) is taxed as a partnership for U.S. federal income tax purposes and, therefore, does not recognize U.S. federal income taxes. The shareholders are responsible for the income taxes on their share of the taxable income or loss and are entitled to any available tax credits on their income tax returns.

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Recognized deferred tax assets and liabilities consisted of the following as of December 31, 2025 and 2024:

	2025	2024

Deferred tax assets
Net operating loss carryforwards	$9,330	$11,144
Interest carryforwards	10,885	18,713
Employee benefit plan liabilities	3,207	3,490
Property, plant and equipment	249	2,437
Provisions	7,222	4,777
Inventories	8,944	8,580
Other	1,420	—

Total deferred tax asset	$41,257	$49,141

Valuation allowance	(21,253)	(26,325)

Total deferred tax asset after valuation allowance	$20,004	$22,816

Deferred tax liabilities
Customer relationships	(8,981)	(10,229)
Other intangible assets	(3,435)	(2,662)
Contract assets	(7,878)	(3,244)
Derivative financial instruments	(1,560)	(3,049)
Other	(14)	(3,619)

Total deferred tax liabilities	$(21,868)	$(22,803)

Net deferred tax (liability) asset	$(1,864)	$13

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]	During 2025, the aggregate changes in the Company’s total amount of unrecognized benefits are summarized as follows:

	2025	2024
Balance as of January 1,	$771	$—
Increases in unrecognized tax benefits - current year positions	—	110
Increases in unrecognized tax benefits - prior year positions	—	661

Balance as of December 31,	$771	$771